INTANGIBLE - Goodwill and intangible assets with indefinite useful life (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 03, 2019	Mar. 31, 2018
Goodwill and intangible assets with indefinite useful life
Goodwill and intangible assets with indefinite useful life	R$ 8,017,579	R$ 8,063,014
Vale Florestar S.A.
Goodwill and intangible assets with indefinite useful life
Goodwill and intangible assets with indefinite useful life		45,435
Goodwill impairment	45,435
Facepa
Goodwill and intangible assets with indefinite useful life
Goodwill and intangible assets with indefinite useful life	119,332	119,332
Total consideration transferred / to be transferred				R$ 307,876
Fibria
Goodwill and intangible assets with indefinite useful life
Goodwill and intangible assets with indefinite useful life	7,897,051	7,897,051
Total consideration transferred / to be transferred			R$ 37,235,854
Other
Goodwill and intangible assets with indefinite useful life
Goodwill and intangible assets with indefinite useful life	R$ 1,196	R$ 1,196